UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	July 31, 2016

Date of reporting period:	October 31, 2015

Item 1. Schedule of Investments:

Putnam Short Duration Income Fund

The fund's portfolio
10/31/15 (Unaudited)

CORPORATE BONDS AND NOTES (76.8%)(a)
	Interest rate (%)	Maturity date	Principal amount	Value

Banking (41.3%)

Abbey National Treasury Services PLC/Stamford, CT company guaranty sr. unsec. unsub. FRN (United Kingdom)	0.736	9/29/17	$9,565,000	$9,511,369

Abbey National Treasury Services PLC/United Kingdom company guaranty sr. unsec. unsub. FRN Ser. GMTN (United Kingdom)	1.179	8/24/18	7,000,000	6,999,972

ABN Amro Bank NV 144A sr. unsec. notes (Netherlands)	1.375	1/22/16	4,400,000	4,403,476

American Express Bank FSB sr. unsec. FRN Ser. BKNT	0.497	6/12/17	12,340,000	12,265,281

Australia & New Zealand Banking Group, Ltd. 144A sr. unsec. FRN (Australia)	0.757	1/16/18	10,000,000	9,975,340

Bank of America Corp. sr. unsec. FRN Ser. MTN	0.939	8/25/17	7,112,000	7,096,304

Bank of America Corp. unsec. sub. FRN	0.651	8/15/16	3,873,000	3,854,328

Bank of America, NA unsec. sub. FRN Ser. BKNT	0.637	6/15/17	10,000,000	9,932,240

Bank of Montreal sr. unsec. unsub. FRN (Canada)	0.681	4/10/18	3,000,000	2,983,815

Bank of Montreal sr. unsec. unsub. FRN Ser. MTN (Canada)	0.932	7/31/18	15,000,000	15,007,770

Bank of New York Mellon Corp. (The) sr. unsec. FRN Ser. 1	0.772	3/6/18	4,062,000	4,049,623

Bank of Nova Scotia (The) sr. unsec. unsub. FRN (Canada)	0.803	6/11/18	10,000,000	9,981,740

Bank of Nova Scotia (The) sr. unsec. unsub. FRN (Canada)	0.631	4/11/17	10,000,000	9,980,940

Bank of Tokyo-Mitsubishi UFJ, Ltd. (The) 144A sr. unsec. FRN (Japan)	0.943	9/9/16	4,300,000	4,304,046

Bank of Tokyo-Mitsubishi UFJ, Ltd. (The) 144A sr. unsec. FRN (Japan)	0.742	3/10/17	4,000,000	3,989,680

Bank of Tokyo-Mitsubishi UFJ, Ltd. (The) 144A sr. unsec. unsub. FRN (Japan)	0.882	3/5/18	5,000,000	4,972,000

Bank of Tokyo-Mitsubishi UFJ, Ltd. (The) 144A unsec. FRN (Japan)	0.642	9/8/17	5,000,000	4,954,665

Banque Federative du Credit Mutuel SA 144A sr. unsec. unsub. FRN (France)	1.173	10/28/16	4,570,000	4,584,702

Banque Federative du Credit Mutuel SA 144A sr. unsec. unsub. FRN (France)	1.167	1/20/17	17,850,000	17,914,813

Barclays Bank PLC sr. unsec. unsub. FRN (United Kingdom)	0.901	2/17/17	15,100,000	15,093,628

Barclays Bank PLC sr. unsec. unsub. FRN Ser. MTN (United Kingdom)	0.873	12/9/16	9,385,000	9,386,239

BB&T Corp. unsec. sub. notes	5.200	12/23/15	2,315,000	2,329,770

BNP Paribas SA company guaranty sr. unsec. unsub. FRN Ser. MTN (France)	0.814	3/17/17	12,273,000	12,265,968

BNP Paribas SA company guaranty sr. unsec. unsub. FRN Ser. MTN (France)	0.771	5/7/17	2,000,000	1,998,976

BPCE SA company guaranty sr. unsec. FRN Ser. MTN (France)	1.194	2/10/17	10,175,000	10,205,494

BPCE SA company guaranty sr. unsec. unsub. FRB Ser. MTN (France)	0.936	6/23/17	13,000,000	12,985,622

Branch Banking & Trust Co. sr. unsec. FRN	0.754	12/1/16	2,000,000	2,000,736

Branch Banking & Trust Co. unsec. sub. FRN	0.656	9/13/16	15,795,000	15,764,990

Branch Banking & Trust Co. unsec. sub. FRN Ser. BKNT	0.629	5/23/17	3,450,000	3,433,119

Canadian Imperial Bank of Commerce sr. unsec. unsub. FRN Ser. EMTN (Canada)	0.508	2/21/17	6,200,000	6,185,368

Capital One NA/Mclean VA sr. unsec. FRN	1.474	8/17/18	8,000,000	8,067,856

Capital One NA/Mclean VA sr. unsec. FRN Ser. BKNT	0.769	3/22/16	7,000,000	6,992,314

Capital One, NA sr. unsec. FRN Ser. BKNT	0.984	2/5/18	9,000,000	8,960,040

Citigroup, Inc. sr. unsec. FRN	1.029	11/24/17	5,145,000	5,134,386

Citigroup, Inc. sr. unsec. sub. FRN	0.603	6/9/16	20,859,000	20,776,252

Commonwealth Bank of Australia 144A sr. unsec. FRN (Australia)	0.602	9/8/17	7,000,000	6,972,469

Commonwealth Bank of Australia 144A sr. unsec. unsub. FRN (Australia)	0.736	3/12/18	10,000,000	9,943,450

Commonwealth Bank of Australia/New York, NY 144A sr. unsec. FRB	1.119	11/2/18	8,000,000	7,995,296

Credit Suisse AG/New York, NY sr. unsec. FRN	1.014	1/29/18	14,860,000	14,826,372

Credit Suisse AG/New York, NY sr. unsec. FRN	1.003	4/27/18	10,600,000	10,533,103

Danske Bank A/S 144A sr. unsec. unsub. notes (Denmark)	3.875	4/14/16	24,470,000	24,813,241

Fifth Third Bancorp unsec. sub. FRB	0.765	12/20/16	14,685,000	14,595,392

Firth Third Bank/Cincinnati, OH sr. unsec. FRN Ser. MTN	1.243	8/20/18	10,000,000	10,002,740

HBOS PLC unsec. sub. FRN Ser. EMTN (United Kingdom)	1.032	9/6/17	8,830,000	8,764,353

HBOS PLC unsec. sub. FRN Ser. EMTN (United Kingdom)	1.027	9/30/16	15,035,000	14,960,126

HSBC Finance Corp. sr. unsec. unsub. FRN	0.754	6/1/16	16,276,000	16,247,517

HSBC USA, Inc. sr. unsec. unsub. FRN	1.081	8/7/18	8,000,000	7,986,776

Huntington National Bank (The) sr. unsec. unsub. FRN	0.745	4/24/17	15,975,000	15,875,076

ING Bank NV 144A sr. unsec. FRN (Netherlands)	1.101	8/17/18	7,000,000	7,001,904

ING Bank NV 144A sr. unsec. notes (Netherlands)	1.375	3/7/16	1,450,000	1,453,915

ING Bank NV 144A unsec. FRN (Netherlands)	0.886	3/16/18	14,500,000	14,448,221

Intesa Sanpaolo SpA company guaranty sr. unsec. unsub. notes Ser. GMTN (Italy)	3.125	1/15/16	13,350,000	13,407,432

JPMorgan Chase & Co. sr. unsec. FRN Ser. MTN	0.834	3/1/18	5,000,000	4,969,815

JPMorgan Chase Bank, NA unsec. sub. FRN	0.666	6/13/16	21,811,000	21,774,052

KeyBank NA/Cleveland, OH sr. unsec. FRN	0.819	11/25/16	3,000,000	2,999,670

KeyBank NA/Cleveland, OH unsec. sub. notes Ser. MTN	5.450	3/3/16	15,748,000	15,979,291

Manufacturers & Traders Trust Co. sr. unsec. FRB	0.697	1/30/17	5,000,000	4,990,165

Manufacturers & Traders Trust Co. sr. unsec. FRN Ser. BKNT	0.632	3/7/16	10,500,000	10,490,960

Manufacturers & Traders Trust Co. sr. unsec. FRN Ser. BKNT	0.620	7/25/17	6,000,000	5,979,174

Merrill Lynch & Co., Inc. unsec. sub. FRN	0.850	5/2/17	5,167,000	5,116,296

Mizuho Bank, Ltd. 144A company guaranty sr. unsec. FRN (Japan)	0.747	4/16/17	11,000,000	10,956,264

Mizuho Bank, Ltd. 144A company guaranty sr. unsec. unsub. FRN (Japan)	0.966	3/26/18	9,000,000	8,954,766

Mizuho Bank, Ltd. 144A company guaranty sr. unsec. unsub. FRN (Japan)	0.776	9/25/17	3,000,000	2,982,885

National Australia Bank, Ltd. 144A sr. unsec. unsub. FRN (Australia)	0.956	7/23/18	10,000,000	9,996,870

National City Bank/Cleveland, OH unsec. sub. FRN Ser. BKNT	0.702	6/7/17	10,440,000	10,385,420

National City Bank/Cleveland, OH unsec. sub. FRN Ser. BKNT	0.687	12/15/16	4,250,000	4,237,607

Nordea Bank AB 144A sr. unsec. unsub. FRN (Sweden)	1.174	9/17/18	10,000,000	10,045,210

Nordea Bank AB 144A sr. unsec. unsub. FRN (Sweden)	0.684	4/4/17	7,000,000	7,002,842

PNC Bank NA sr. unsec. FRN Ser. MTN	0.744	6/1/18	5,000,000	4,978,055

PNC Funding Corp. company guaranty unsec. sub. notes	5.250	11/15/15	4,204,000	4,210,096

Royal Bank of Canada sr. unsec. FRN (Canada)	0.646	1/23/17	2,000,000	2,000,412

Royal Bank of Canada sr. unsec. FRN Ser. GMTN (Canada)	0.862	7/30/18	10,000,000	9,988,380

Royal Bank of Scotland Group PLC sr. unsec. unsub. FRN (United Kingdom)	1.267	3/31/17	11,000,000	10,982,807

Santander Bank, NA sr. unsec. FRN	1.251	1/12/18	5,000,000	4,971,325

Societe Generale SA company guaranty sr. unsec. unsub. FRN (France)	1.406	10/1/18	13,675,000	13,785,699

Societe Generale SA 144A unsec. sub. notes (France)	5.750	4/20/16	3,000,000	3,059,283

Standard Chartered PLC 144A sr. unsec. notes (United Kingdom)	3.200	5/12/16	23,975,000	24,251,288

Sumitomo Mitsui Banking Corp. company guaranty sr. unsec. FRN (Japan)	0.897	1/16/18	6,000,000	5,972,136

Sumitomo Mitsui Banking Corp. company guaranty sr. unsec. FRN (Japan)	0.751	1/10/17	6,000,000	5,985,510

Sumitomo Mitsui Banking Corp. company guaranty sr. unsec. unsub. FRN Ser. GMTN (Japan)	1.056	7/23/18	8,000,000	7,986,664

Sumitomo Mitsui Banking Corp. company guaranty sr. unsec. unsub. FRN Ser. GMTN (Japan)	0.641	7/11/17	5,000,000	4,971,530

Suncorp-Metway, Ltd. 144A sr. unsec. FRN (Australia)	1.026	3/28/17	15,250,000	15,247,758

SunTrust Bank/Atlanta, GA sr. unsec. FRN Ser. BKNT	0.761	2/15/17	16,820,000	16,776,419

Toronto-Dominion Bank (The) sr. unsec. FRN (Canada)	0.540	5/2/17	3,000,000	2,994,207

Toronto-Dominion Bank (The) sr. unsec. FRN Ser. GMTN (Canada)	0.856	7/23/18	10,000,000	9,988,430

Toronto-Dominion Bank (The) sr. unsec. unsub. FRN Ser. MTN (Canada)	0.636	3/13/18	10,000,000	9,955,030

U.S. Bancorp jr. unsec. sub. notes	3.442	2/1/16	3,500,000	3,522,670

U.S. Bancorp sr. unsec. unsub. FRN Ser. MTN	0.811	11/15/18	10,000,000	10,002,720

U.S. Bank, NA/Cincinnati, OH sr. unsec. FRN Ser. BKNT	0.533	9/11/17	10,000,000	9,967,720

UBS AG/Stamford, CT unsec. sub. notes Ser. MTN	5.875	7/15/16	17,000,000	17,544,612

Wachovia Corp. unsec. sub. FRN	0.691	10/15/16	16,218,000	16,186,634

Wells Fargo & Co. sr. unsec. unsub. FRN	0.946	4/23/18	3,000,000	3,009,528

Wells Fargo Bank, NA unsec. sub. FRN	0.531	5/16/16	6,352,000	6,347,795

Westpac Banking Corp. sr. unsec. unsub. FRN (Australia)	0.759	5/25/18	8,000,000	7,963,400

Westpac Banking Corp. sr. unsec. unsub. FRN (Australia)	0.694	12/1/17	17,000,000	16,942,863

				874,624,503
Basic materials (1.1%)

Glencore Funding, LLC 144A company guaranty sr. unsec. unsub. FRN	1.487	5/27/16	16,250,000	15,559,375

Glencore Funding, LLC 144A company guaranty sr. unsec. unsub. FRN	1.377	4/16/18	4,000,000	3,500,000

Monsanto Co. sr. unsec. unsub. FRN	0.511	11/7/16	3,425,000	3,411,927

				22,471,302
Capital goods (0.7%)

John Deere Capital Corp. sr. unsec. FRN Ser. MTN	0.607	1/16/18	6,000,000	5,975,532

John Deere Capital Corp. sr. unsec. FRN Ser. MTN	0.557	12/15/17	10,000,000	9,983,010

				15,958,542
Communication services (2.5%)

AT&T, Inc. sr. unsec. unsub. FRN	1.237	11/27/18	10,000,000	10,008,380

Deutsche Telekom International Finance BV company guaranty sr. unsec. unsub. bonds (Netherlands)	5.750	3/23/16	6,350,000	6,466,542

Deutsche Telekom International Finance BV 144A company guaranty sr. unsec. unsub. notes (Netherlands)	3.125	4/11/16	2,000,000	2,018,776

Time Warner Cable, Inc. company guaranty sr. unsec. unsub. notes	5.850	5/1/17	6,755,000	7,123,249

Verizon Communications, Inc. sr. unsec. unsub. FRN	1.867	9/15/16	6,500,000	6,560,216

Verizon Communications, Inc. sr. unsec. unsub. FRN	0.733	6/9/17	10,000,000	9,970,480

Verizon Communications, Inc. sr. unsec. unsub. notes	0.700	11/2/15	12,000,000	12,000,000

				54,147,643
Conglomerates (0.5%)

Siemens Financieringsmaatschappij NV 144A company guaranty sr. unsec. FRN (Netherlands)	0.609	5/25/18	10,000,000	9,969,240

				9,969,240
Consumer cyclicals (6.3%)

Clorox Co. (The) sr. unsec. notes	3.550	11/1/15	1,000,000	1,000,000

Daimler Finance North America, LLC 144A company guaranty sr. unsec. FRN	0.682	3/10/17	10,000,000	9,924,200

Daimler Finance North America, LLC 144A company guaranty sr. unsec. FRN	0.640	8/1/17	5,000,000	4,955,245

Ford Motor Credit Co., LLC sr. unsec. FRN	0.852	9/8/17	5,500,000	5,430,079

Ford Motor Credit Co., LLC sr. unsec. unsub. FRN	0.902	12/6/17	15,000,000	14,803,260

General Motors Financial Co., Inc. company guaranty sr. unsec. notes	2.750	5/15/16	9,457,000	9,518,906

General Motors Financial Co., Inc. company guaranty sr. unsec. unsub. FRN	1.681	4/10/18	905,000	902,967

Home Depot, Inc. (The) sr. unsec. unsub. FRN	0.707	9/15/17	12,000,000	12,037,836

Hutchison Whampoa International 14, Ltd. 144A company guaranty sr. unsec. unsub. bonds (Hong Kong)	1.625	10/31/17	2,500,000	2,488,470

Hyundai Capital Services, Inc. 144A sr. unsec. unsub. FRN (South Korea)	1.140	3/18/17	3,000,000	2,992,305

Hyundai Capital Services, Inc. 144A sr. unsec. unsub. notes (South Korea)	4.375	7/27/16	3,075,000	3,140,485

Lowe's Cos., Inc. sr. unsec. unsub. FRN	0.936	9/14/18	2,000,000	2,006,808

Macy's Retail Holdings, Inc. company guaranty sr. unsec. bonds	7.450	10/15/16	4,134,000	4,370,006

Marriot International, Inc./MD sr. unsec. unsub. notes	5.810	11/10/15	14,320,000	14,331,571

Nissan Motor Acceptance Corp. 144A sr. unsec. FRN	0.884	3/3/17	7,900,000	7,884,161

Nissan Motor Acceptance Corp. 144A unsec. FRN	1.026	9/26/16	9,350,000	9,349,037

Toyota Motor Credit Corp. sr. unsec. FRB Ser. GMTN	0.781	7/13/18	10,000,000	10,004,400

Toyota Motor Credit Corp. sr. unsec. FRN Ser. MTN	0.521	5/16/17	10,000,000	9,978,300

Toyota Motor Credit Corp. sr. unsec. unsub. FRN Ser. MTN	0.705	1/17/19	2,105,000	2,088,048

Volkswagen International Finance NV 144A company guaranty sr. unsec. FRN (Germany)	0.764	11/18/16	6,000,000	5,832,168

				133,038,252
Consumer finance (1.7%)

American Express Co. sr. unsec. unsub. FRN	0.919	5/22/18	5,250,000	5,228,612

American Express Credit Corp. sr. unsec. notes Ser. MTN	5.300	12/2/15	2,355,000	2,363,845

American Express Credit Corp. sr. unsec. unsub. FRN Ser. MTN	1.114	11/5/18	6,000,000	5,996,460

American Honda Finance Corp. sr. unsec. FRN Ser. MTN	0.781	7/13/18	7,000,000	6,995,625

American Honda Finance Corp. sr. unsec. FRN Ser. MTN	0.643	12/11/17	15,000,000	14,954,730

Capital One Bank USA NA sr. unsec. FRN	0.814	2/13/17	250,000	249,836

				35,789,108
Consumer staples (4.3%)

Anheuser-Busch InBev Finance, Inc. company guaranty sr. unsec. notes	0.800	1/15/16	1,000,000	1,000,250

Anheuser-Busch InBev Finance, Inc. company guaranty sr. unsec. unsub. FRN	0.513	1/27/17	4,465,000	4,450,435

ERAC USA Finance, LLC 144A company guaranty sr. unsec.	1.400	4/15/16	8,171,000	8,179,988

ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes	5.900	11/15/15	9,385,000	9,399,950

General Mills, Inc. sr. unsec. FRN	0.523	1/28/16	5,000,000	4,999,400

Kroger Co. (The) sr. unsec. FRN	0.845	10/17/16	20,167,000	20,154,557

Mondelez International, Inc. sr. unsec. unsub. notes	4.125	2/9/16	5,984,000	6,035,421

PepsiCo, Inc. sr. unsec. unsub. FRN	0.671	10/13/17	10,000,000	10,007,550

PepsiCo, Inc. sr. unsec. unsub. FRN	0.565	7/17/17	10,000,000	9,997,330

Walgreens Boots Alliance, Inc. sr. unsec. unsub. FRN	0.774	5/18/16	17,900,000	17,896,044

				92,120,925
Energy (0.9%)

BP Capital Markets PLC company guaranty sr. unsec. unsub. FRN (United Kingdom)	0.694	2/10/17	10,000,000	9,971,800

Devon Energy Corp. sr. unsec. unsub. FRN	0.877	12/15/16	4,780,000	4,726,129

Devon Energy Corp. sr. unsec. unsub. FRN	0.787	12/15/15	4,000,000	4,001,380

				18,699,309
Financial (4.1%)

Berkshire Hathaway Finance Corp. company guaranty sr. unsec. unsub. FRN	0.621	1/12/18	10,000,000	9,989,780

GE Capital International Funding Co. 144A company guaranty sr. unsec. notes (Ireland)	0.964	4/15/16	11,615,000	11,612,712

General Electric Capital Corp. company guaranty sr. unsec. FRN Ser. MTN	0.581	8/7/18	4,062,000	4,027,830

General Electric Capital Corp. sr. unsec. FRN Ser. EMTN	0.545	6/20/16	7,000,000	6,991,412

Goldman Sachs Group, Inc. (The) sr. unsec. FRN Ser. MTN	1.137	12/15/17	6,000,000	6,001,884

Goldman Sachs Group, Inc. (The) sr. unsec. unsub. FRN	0.999	5/22/17	5,000,000	4,994,480

Goldman Sachs Group, Inc. (The) sr. unsec. unsub. FRN Ser. MTN	0.958	6/4/17	10,200,000	10,186,169

Morgan Stanley sr. unsec. unsub. FRN Ser. MTN	0.765	10/18/16	23,000,000	22,973,688

Royal Bank of Scotland PLC (The) company guaranty sr. unsec. unsub. notes (United Kingdom)	4.375	3/16/16	10,500,000	10,632,825

				87,410,780
Health care (1.7%)

AbbVie, Inc. sr. unsec. unsub. FRN	1.061	11/6/15	3,624,000	3,624,101

AbbVie, Inc. sr. unsec. unsub. notes	1.200	11/6/15	1,795,000	1,795,072

Actavis Funding SCS company guaranty sr. unsec. unsub. FRN (Luxembourg)	1.199	9/1/16	5,000,000	4,994,080

Amgen, Inc. sr. unsec. FRN	0.709	5/22/17	15,000,000	14,955,435

Bayer US Finance, LLC 144A company guaranty sr. unsec. unsub. FRN	0.607	10/6/17	10,000,000	9,956,350

				35,325,038
Insurance (0.7%)

Jackson National Life Global Funding 144A sr. FRN	0.901	10/13/17	5,000,000	5,001,840

New York Life Global Funding 144A FRN	0.617	12/15/17	10,000,000	10,023,480

				15,025,320
Investment banking/Brokerage (0.5%)

Macquarie Bank, Ltd. 144A sr. unsec. unsub. FRN (Australia)	0.787	6/15/16	10,000,000	9,999,410

				9,999,410
Real estate (3.9%)

AvalonBay Communities, Inc. sr. unsec. sub. notes Ser. MTN(R)	5.750	9/15/16	1,775,000	1,844,062

DDR Corp. sr. unsec. unsub. notes(R)	9.625	3/15/16	6,925,000	7,132,556

HCP, Inc. sr. unsec. notes Ser. MTN(R)	6.300	9/15/16	2,360,000	2,456,142

Kimco Realty Corp. sr. unsec. notes Ser. MTN(R)	5.584	11/23/15	3,990,000	3,999,748

Kimco Realty Corp. sr. unsec. unsub. notes Ser. MTN(R)	5.783	3/15/16	18,635,000	18,932,210

Mack-Cali Realty LP sr. unsec. notes(R)	5.800	1/15/16	7,195,000	7,247,250

Realty Income Corp. sr. unsec. notes(R)	5.500	11/15/15	4,900,000	4,906,453

Senior Housing Properties Trust sr. unsec. unsub. notes(R)	4.300	1/15/16	10,800,000	10,806,199

UDR, Inc. sr. unsec. unsub. notes Ser. MTN(R)	5.250	1/15/16	9,350,000	9,415,300

Welltower, Inc. sr. unsec. notes(R)	6.200	6/1/16	3,910,000	4,014,155

Welltower, Inc. sr. unsec. notes(R)	3.625	3/15/16	11,831,000	11,951,522

				82,705,597
Technology (1.3%)

Cisco Systems, Inc. sr. unsec. FRN	0.647	6/15/18	10,000,000	9,981,310

eBay, Inc. sr. unsec. unsub. FRN	0.523	7/28/17	7,000,000	6,906,165

QUALCOMM, Inc. sr. unsec. FRN	0.603	5/18/18	10,000,000	9,887,140

				26,774,615
Transportation (0.4%)

Continental Airlines, Inc. pass-through certificates Ser. 97-4A	6.900	1/2/18	3,799,251	3,927,286

Kansas City Southern de Mexico SA de CV sr. unsec. FRN	1.023	10/28/16	4,000,000	3,962,228

				7,889,514
Utilities and power (4.9%)

Duke Energy Corp. sr. unsec. unsub. FRN	0.704	4/3/17	14,100,000	14,073,661

Duke Energy Progress, Inc. sr. FRN mtge. notes	0.534	3/6/17	5,000,000	4,978,455

Electricite de France (EDF) 144A sr. unsec. FRN (France)	0.777	1/20/17	8,000,000	7,995,792

Enbridge, Inc. sr. unsec. unsub. FRN (Canada)	0.779	6/2/17	5,000,000	4,909,595

Exelon Corp. sr. unsec. unsub. notes	1.550	6/9/17	5,000,000	4,993,000

Georgia Power Co. sr. unsec. unsub. FRN	0.657	3/15/16	4,997,000	4,995,461

Georgia Power Co. sr. unsec. unsub. notes Ser. 12D	0.625	11/15/15	2,000,000	2,000,060

LG&E and KU Energy, LLC sr. unsec. unsub. notes	2.125	11/15/15	4,000,000	4,001,328

NextEra Energy Capital Holdings, Inc. company guaranty sr. unsec. unsub. notes	7.875	12/15/15	2,590,000	2,611,349

PPL WEM, Ltd./Western Power Distribution, Ltd. 144A sr. unsec. unsub. notes (United Kingdom)	3.900	5/1/16	20,000,000	20,232,460

Teco Finance, Inc. company guaranty sr. unsec. unsub. notes	4.000	3/15/16	21,555,000	21,791,566

TransCanada PipeLines, Ltd. sr. unsec. unsub. FRN (Canada)	1.007	6/30/16	7,100,000	7,108,832

Xcel Energy, Inc. sr. unsec. unsub. notes	1.200	6/1/17	5,000,000	4,983,765

				104,675,324

Total corporate bonds and notes (cost $1,630,873,624)				$1,626,624,422

COMMERCIAL PAPER (11.5%)(a)
	Yield (%)	Maturity date	Principal amount	Value

Agrium, Inc. (Canada)	0.510	12/22/15	$5,000,000	$4,997,711

Agrium, Inc. (Canada)	0.551	11/30/15	10,000,000	9,997,580

Agrium, Inc. (Canada)	0.550	11/27/15	4,000,000	3,999,141

Agrium, Inc. (Canada)	0.430	11/9/15	263,000	262,982

Albemarle Corp.	0.800	11/9/15	5,000,000	4,999,001

Aon Corp.	0.400	11/18/15	5,750,000	5,749,220

Autonation, Inc.	0.650	11/2/15	20,000,000	19,998,917

Bacardi U.S.A., Inc.	0.500	11/4/15	19,000,000	18,999,340

Bacardi-Martini B.V. (Netherlands)	0.440	12/1/15	2,000,000	1,999,218

Bell Canada (Canada)	0.430	11/10/15	1,000,000	999,933

Brookfield US Holdings, Inc.	0.460	11/9/15	9,000,000	8,999,365

Campbell Soup Co.	0.490	11/4/15	6,700,000	6,694,802

CBS Corp.	0.430	12/8/15	7,000,000	6,996,739

Cox Enterprises, Inc.	0.480	12/1/15	10,000,000	9,997,484

Cox Enterprises, Inc.	0.460	11/3/15	10,000,000	9,999,722

Deutsche Telekom AG (Germany)	0.450	11/16/15	3,750,000	3,749,410

Entergy Corp.	0.700	11/19/15	15,000,000	14,996,350

Experian Finance PLC (United Kingdom)	0.410	11/6/15	10,000,000	9,999,514

KCP&L Greater Missouri Operations Co.	0.400	11/2/15	12,675,000	12,674,577

Macy's Retail Holdings, Inc.	0.400	11/4/15	10,000,000	9,999,653

Mondelez International, Inc.	0.440	12/14/15	8,000,000	7,997,000

Mondelez International, Inc.	0.430	11/18/15	3,730,000	3,729,494

Monsanto Co.	0.563	11/16/15	16,000,000	15,998,088

SCANA Corp.	0.550	11/20/15	9,000,000	8,997,690

Whirlpool Corp.	0.520	12/11/15	10,500,000	10,496,374

Whirlpool Corp.	0.430	11/20/15	10,000,000	9,998,483

WPP CP, LLC	0.500	11/24/15	2,000,000	1,999,626

WPP CP, LLC	0.410	11/10/15	4,000,000	3,999,694

WPP CP, LLC	0.430	11/4/15	13,675,000	13,674,020

Total commercial paper (cost $242,992,637)				$243,001,128

MORTGAGE-BACKED SECURITIES (6.7%)(a)
	Interest rate (%)	Maturity date	Principal amount	Value

Agency collateralized mortgage obligations (0.6%)

Federal Home Loan Mortgage Corporation
Ser. 1619, Class PZ	6.500	11/15/23	$235,446	$258,656
Ser. 2345, Class PQ	6.500	8/15/16	30,489	31,178
Ser. 2430, Class UD	6.000	3/15/17	37,279	38,236
Ser. 3724, Class CM	5.500	6/15/37	323,069	361,238
Ser. 3316, Class CD	5.500	5/15/37	141,569	157,781
Ser. 2503, Class B	5.500	9/15/17	46,099	47,634
Ser. 3662, Class QA	5.000	3/15/38	57,815	58,100
Ser. 3028, Class BA	5.000	4/15/34	1,679	1,679
Ser. 2888, Class CG	5.000	8/15/33	29,703	29,947
Ser. 3331, Class NV	5.000	6/15/29	203,077	206,500
Ser. 2561, Class BD	5.000	2/15/18	168,876	173,834
Ser. 2541, Class JC	5.000	12/15/17	71,693	73,628
Ser. 2542, Class ES	5.000	12/15/17	14,213	14,602
Ser. 2519, Class AH	5.000	11/15/17	166,984	172,158
Ser. 2513, Class DB	5.000	10/15/17	19,067	19,541
Ser. 3539, Class PM	4.500	5/15/37	74,659	79,135
Ser. 2958, Class QD	4.500	4/15/20	34,519	35,718
Ser. 2854, Class DL	4.000	9/15/19	155,088	160,243
Ser. 2864, Class GB	4.000	9/15/19	114,572	118,471
Ser. 2783, Class AY	4.000	4/15/19	104,368	107,559
Ser. 3805, Class AK	3.500	4/15/24	81,729	83,726
Ser. 2643, Class ME	3.500	3/15/18	2,040	2,040
Ser. 3683, Class JH	2.500	12/15/23	18,238	18,308
Ser. 3611, PO	0.000	7/15/34	99,030	90,925

Federal National Mortgage Association
Ser. 11-15, Class AB	9.750	8/25/19	178,101	194,031
Ser. 10-110, Class AE	9.750	11/25/18	133,151	144,952
Ser. 06-124, Class A	5.625	11/25/36	25,061	25,671
Ser. 05-48, Class AR	5.500	2/25/35	133,165	142,106
Ser. 08-8, Class PA	5.000	2/25/38	132,032	139,084
Ser. 09-15, Class MC	5.000	3/25/24	53,025	55,239
Ser. 02-73, Class OE	5.000	11/25/17	67,918	69,979
Ser. 02-65, Class HC	5.000	10/25/17	8,007	8,130
Ser. 09-100, Class PA	4.500	4/25/39	18,272	18,638
Ser. 04-8, Class GD	4.500	10/25/32	33,741	34,010
Ser. 04-26, Class PD	4.500	8/25/32	76,927	77,921
Ser. 11-60, Class PA	4.000	10/25/39	39,892	41,497
Ser. 11-4, Class JP	4.000	6/25/39	225,265	228,139
Ser. 11-36, Class PA	4.000	2/25/39	420,059	433,084
Ser. 03-43, Class YA	4.000	3/25/33	383,982	393,359
Ser. 10-109, Class JB	4.000	8/25/28	198,217	202,819
Ser. 11-89, Class VA	4.000	9/25/23	83,224	83,395
Ser. 04-27, Class HB	4.000	5/25/19	48,482	49,969
Ser. 03-128, Class NG	4.000	1/25/19	115,401	118,646
Ser. 11-20, Class PC	3.500	3/25/39	111,982	115,633
Ser. 10-155, Class A	3.500	9/25/25	38,287	39,358
Ser. 11-42, Class BJ	3.000	8/25/25	639,387	653,972
Ser. 10-49, Class KC	3.000	11/25/23	15,889	15,910
Ser. 10-43, Class KG	3.000	1/25/21	121,945	125,162
Ser. 11-23, Class AB	2.750	6/25/20	81,364	82,630
Ser. 10-81, Class AP	2.500	7/25/40	167,260	169,672
FRB Ser. 10-90, Class GF	0.697	8/25/40	2,977,920	2,992,214
FRB Ser. 06-74, Class FL	0.547	8/25/36	780,845	786,763
FRB Ser. 05-63, Class FC	0.447	10/25/31	1,241,520	1,236,865
Ser. 92-96, Class B, PO	0.000	5/25/22	31,902	31,551

Government National Mortgage Association
Ser. 10-39, Class PH	4.500	11/20/38	280,500	289,698
Ser. 11-7, Class CA	4.500	11/20/37	35,680	35,920
Ser. 09-109, Class NK	4.500	7/20/37	279,526	285,478
Ser. 09-94, Class MB	4.500	4/20/37	218,593	221,150
Ser. 09-59, Class P	4.250	9/20/33	97,976	99,932
Ser. 09-32, Class AB	4.000	5/16/39	36,892	38,942
Ser. 10-32, Class CJ	4.000	1/20/38	262,132	267,930
Ser. 09-118, Class AW	3.000	5/20/37	522,212	527,878

				12,818,164
Commercial mortgage-backed securities (1.7%)

Banc of America Commercial Mortgage Trust Ser. 06-6, Class A2	5.309	10/10/45	53,308	53,473

Credit Suisse First Boston Mortgage Securities Corp. Ser. 05-C6, Class AJ	5.230	12/15/40	1,275,843	1,273,049

DBRR Trust 144A FRB Ser. 13-EZ3, Class A	1.636	12/18/49	6,023,598	6,023,598

GE Commercial Mortgage Corp. Trust Ser. 07-C1, Class AAB	5.477	12/10/49	74,526	74,526

JPMorgan Chase Commercial Mortgage Securities Trust Ser. 04-LN2, Class A2	5.115	7/15/41	277,070	277,372

ML-CFC Commercial Mortgage Trust FRB Ser. 06-2, Class AM	5.886	6/12/46	10,895,000	11,130,550

Morgan Stanley Capital I Trust Ser. 07-HQ11, Class A31	5.439	2/12/44	363,613	362,984

Selkirk, Ltd. 144A Ser. 1, Class A (Cayman Islands)	1.329	2/20/41	7,995,237	7,935,273

Wachovia Bank Commercial Mortgage Trust Ser. 07-C31, Class A2	5.421	4/15/47	45,283	45,323

Wachovia Bank Commercial Mortgage Trust 144A FRB Ser. 06-C28, Class A4FL	0.347	10/15/48	9,869,671	9,799,138

				36,975,286
Residential mortgage-backed securities (non-agency) (4.4%)

BCAP, LLC Trust 144A
FRB Ser. 12-RR12, Class 4A1	2.792	4/26/36	3,787,023	3,861,580
FRB Ser. 15-RR6, Class 3A1	1.138	5/26/46	7,360,549	7,279,804
FRB Ser. 12-RR10, Class 5A5	0.459	4/26/36	6,745,803	6,629,843

Bear Stearns Asset Backed Securities I Trust
FRB Ser. 05-FR1, Class M1(F)	0.697	6/25/35	5,377,397	5,353,737
FRB Ser. 05-EC1, Class M1	0.647	11/25/35	8,678,719	8,648,139

Bear Stearns Asset Backed Securities Trust
FRB Ser. 05-4, Class M1	0.697	1/25/36	1,342,683	1,337,313
FRB Ser. 05-SD3, Class 1A	0.687	7/25/35	3,998,522	3,923,718
FRB Ser. 05-SD2, Class 1A3	0.597	3/25/35	2,452,329	2,430,957

Citigroup Mortgage Loan Trust 144A
Ser. 13-11, Class 2A3	4.567	8/25/27	4,103,965	4,178,370
FRB Ser. 09-6, Class 12A1	2.737	7/25/36	652,804	657,700
FRB Ser. 09-5, Class 1A1	2.239	6/25/37	337,367	338,211

Citigroup Mortgage Loan Trust, Inc. 144A FRB Ser. 12-11, Class 3A1	0.484	12/25/35	1,531,352	1,500,725

Countrywide Asset-Backed Certificates Trust FRB Ser. 05-1, Class MV3	0.677	7/25/35	4,483,011	4,452,097

CSMC Trust 144A
FRB Ser. 14-5R, Class 6A1	0.344	10/27/36	8,291,640	8,166,436
FRB Ser. 15-4R, Class 4A1	0.334	4/27/37	10,738,555	10,201,627

GSAMP Trust FRB Ser. 06-HE2, Class A2	0.377	3/25/46	4,532,648	4,484,829

JPMorgan Resecuritization Trust 144A FRB Ser. 09-7, Class 1A1	2.726	8/27/37	2,643,375	2,661,092

Morgan Stanley Mortgage Loan Trust FRB Ser. 05-6AR, Class 1A2	0.467	11/25/35	2,080,973	2,065,548

Opteum Mortgage Acceptance Corp. Asset Backed Pass-Through Certificates FRB Ser. 05-1, Class M1	0.667	2/25/35	1,622,962	1,620,019

Opteum Mortgage Acceptance Corp. Trust FRB Ser. 05-4, Class 1A1C	0.607	11/25/35	3,740,658	3,665,844

People's Choice Home Loan Securities Trust FRB Ser. 05-2, Class M2	0.842	5/25/35	6,152,496	6,152,496

Residential Accredit Loans, Inc. Trust Ser. 03-QR13, Class A3	4.000	7/25/33	66,342	66,362

Structured Asset Securities Corp. Mortgage Loan Trust FRB Ser. 07-BC2, Class A3	0.327	3/25/37	3,124,675	3,113,354

				92,789,801

Total mortgage-backed securities (cost $142,699,497)				$142,583,251

CERTIFICATES OF DEPOSIT (2.7%)(a)
	Yield (%)	Maturity date	Principal amount	Value

Banco Bilbao Vizcaya/NY FRN	1.171	5/16/16	$23,750,000	$23,731,570

Bank of Montreal/Chicago, IL FRN (Canada)	0.437	8/12/16	5,000,000	4,998,820

Bank of Tokyo-Mitsubishi UFJ, Ltd. (The)/New York, NY FRN (Japan)	0.701	7/15/16	7,000,000	6,997,620

Canadian Imperial Bank of Commerce/New York, NY FRN	0.599	6/2/17	10,000,000	9,996,000

Intesa Sanpaolo/NY FRN (Italy)	1.701	4/11/16	11,350,000	11,365,039

Total certificates of deposit (cost $57,137,295)				$57,089,049

ASSET-BACKED SECURITIES (2.4%)(a)
	Interest rate (%)	Maturity date	Principal amount	Value

Countrywide Asset-Backed Certificates Trust FRB Ser. 05-2, Class M3	0.917	8/25/35	$10,000,000	$9,950,000

Station Place Securitization Trust FRB Ser. 14-3, Class A	1.056	8/10/16	20,000,000	20,000,000

Station Place Securitization Trust 144A FRB Ser. 14-2, Class A	1.055	7/25/16	20,000,000	20,000,000

Total asset-backed securities (cost $49,939,063)				$49,950,000

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (—%)(a)
	Interest Rate (%)	Maturity date	Principal amount	Value

U.S. Government Guaranteed Mortgage Obligations (—%)

Government National Mortgage Association Pass-Through Certificates	4.500	10/15/19	$86,525	$89,942

Government National Mortgage Association Pass-Through Certificates	4.500	5/15/18	75,569	77,915

				167,857
U.S. Government Agency Mortgage Obligations (0.1%)

Federal Home Loan Mortgage Corporation	4.500	10/1/18	21,587	22,282

Federal Home Loan Mortgage Corporation Pass-Through Certificates	6.500	3/1/19	65,665	75,058

Federal Home Loan Mortgage Corporation Pass-Through Certificates	6.500	6/1/17	48,409	50,213

Federal Home Loan Mortgage Corporation Pass-Through Certificates	6.000	2/1/19	37,333	38,194

Federal Home Loan Mortgage Corporation Pass-Through Certificates	6.000	9/1/17	109,815	114,090

Federal Home Loan Mortgage Corporation Pass-Through Certificates	6.000	7/1/17	105,485	109,289

Federal Home Loan Mortgage Corporation Pass-Through Certificates	6.000	6/1/17	51,864	53,637

Federal Home Loan Mortgage Corporation Pass-Through Certificates	5.500	11/1/18	64,692	67,429

Federal Home Loan Mortgage Corporation Pass-Through Certificates	5.500	4/1/18	56,154	58,368

Federal Home Loan Mortgage Corporation Pass-Through Certificates	5.000	5/1/21	99,937	105,340

Federal Home Loan Mortgage Corporation Pass-Through Certificates	5.000	11/1/19	100,712	105,634

Federal Home Loan Mortgage Corporation Pass-Through Certificates	5.000	5/1/18	35,383	36,737

Federal Home Loan Mortgage Corporation Pass-Through Certificates	5.000	3/1/18	40,942	42,457

Federal Home Loan Mortgage Corporation Pass-Through Certificates	5.000	2/1/18	42,427	43,996

Federal Home Loan Mortgage Corporation Pass-Through Certificates	4.500	8/1/18	55,573	57,611

Federal National Mortgage Association Pass-Through Certificates	6.500	12/1/19	78,050	80,933

Federal National Mortgage Association Pass-Through Certificates	6.500	8/1/17	55,874	58,054

Federal National Mortgage Association Pass-Through Certificates	6.000	5/1/23	66,875	71,711

Federal National Mortgage Association Pass-Through Certificates	6.000	9/1/19	17,760	18,395

Federal National Mortgage Association Pass-Through Certificates	6.000	9/1/18	36,982	38,911

Federal National Mortgage Association Pass-Through Certificates	6.000	12/1/17	50,271	52,056

Federal National Mortgage Association Pass-Through Certificates	5.500	11/1/23	102,291	107,672

Federal National Mortgage Association Pass-Through Certificates	5.500	6/1/20	119,522	125,672

Federal National Mortgage Association Pass-Through Certificates	5.500	11/1/18	88,521	92,104

Federal National Mortgage Association Pass-Through Certificates	5.500	4/1/18	114,343	118,798

Federal National Mortgage Association Pass-Through Certificates	5.000	11/1/19	101,053	106,182

				1,850,823

Total U.S. government and agency mortgage obligations (cost $2,063,476)				$2,018,680

TOTAL INVESTMENTS

Total investments (cost $2,125,705,592)(b)				$2,121,266,530

Key to holding's abbreviations
BKNT	Bank Note
EMTN	Euro Medium Term Notes
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period
FRN	Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period
GMTN	Global Medium Term Notes
MTN	Medium Term Notes
PO	Principal Only

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from August 1, 2015 through October 31, 2015 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures , references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $2,118,120,913.
(b)	The aggregate identified cost on a tax basis is $2,125,705,592, resulting in gross unrealized appreciation and depreciation of $681,798 and $5,120,860, respectively, or net unrealized depreciation of $4,439,062.
(F)	This security is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs.
(R)	Real Estate Investment Trust.
	At the close of the reporting period, the fund maintained liquid assets totaling $2,018,780 to cover the settlement of certain securities.
	Debt obligations are considered secured unless otherwise indicated.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	The dates shown on debt obligations are the original maturity dates.
	DIVERSIFICATION BY COUNTRY

	Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	United States	68.5%
	United Kingdom	7.1
	Canada	5.5
	Australia	4.1
	France	4.0
	Japan	3.4
	Netherlands	2.3
	Denmark	1.2
	Italy	1.2
	Sweden	0.8
	Ireland	0.5
	Germany	0.5
	Other	0.9

	Total	100.0%

	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Market quotations are not considered to be readily available for certain debt obligations and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value, and are classified as Level 2 securities.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Asset-backed securities	$—	$9,950,000	$40,000,000
Certificates of deposit	—	57,089,049	—
Commercial paper	—	243,001,128	—
Corporate bonds and notes	—	1,626,624,422	—
Mortgage-backed securities	—	132,381,624	10,201,627
U.S. government and agency mortgage obligations	—	2,018,680	—

Totals by level	$—	$2,071,064,903	$50,201,627

The following is a reconciliation of Level 3 assets as of the close of the reporting period:
Investments in securities:	Balance as of 7/31/15	Accrued discounts/ premiums	Realized gain/(loss)	Change in net unrealized appreciation/ (depreciation)#	Cost of purchases	Proceeds from sales	Total transfers into Level 3†	Total transfers out of Level 3†	Balance as of October 31, 2015

Asset-backed securities	$20,000,000	—	—	—	—	—	20,000,000	—	$40,000,000
Mortgage-backed securities	$—	—	—	—	10,371,853	(170,226)	—	—	$10,201,627

Totals	$20,000,000	$—	$—	$—	$10,371,853	$(170,226)	$20,000,000	$—	$50,201,627

† Transfers during the reporting period are accounted for using the end of period market value and did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period.
# Includes $— related to Level 3 securities still held at period end.

During the reporting period, transfers between level 1 and level 2 within the fair value hierarchy, if any, did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: December 29, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: December 29, 2015

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: December 29, 2015